ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2011
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

17. ASSET RETIREMENT OBLIGATIONS

        As of December 31, 2011 and 2010, the estimated present value of the Group's asset retirement obligations and change in liabilities were as follows:

	2011	2010
Balance, beginning of the year	$78,039	$88,683
Liabilities incurred in the current period	9,009	4,066
Accretion expense	6,236	9,776
Revisions in estimated cash flows	(19,242)	(23,813)
Currency translation adjustment	(4,325)	(673)

Balance, end of the year	$69,717	$78,039

        Revisions in estimated cash flows are attributable to the change in the estimated inflation rate.